Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	60 Months Ended	94 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000198465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	5.49%		10.81%	9.75%
C000198466
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	9.01%		13.75%	13.93%
C000198469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.54%		11.45%	11.00%
C000198470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.78%		14.67%	9.80%
C000198481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	7.40%		15.29%	11.07%
C000241270
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	3.40%	3.35%
Without Sales Load [Member] | C000198465
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%		10.82%	9.76%
Without Sales Load [Member] | C000198466
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%		13.77%	13.94%
Without Sales Load [Member] | C000198467
Average Annual Return [Line Items]
Average Annual Return, Percent	5.18%		15.12%		10.33%
Without Sales Load [Member] | C000198469
Average Annual Return [Line Items]
Average Annual Return, Percent	3.51%		11.44%	10.99%
Without Sales Load [Member] | C000198470
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%		14.70%	9.81%
Without Sales Load [Member] | C000198481
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%		15.30%	11.06%
Without Sales Load [Member] | C000241270
Average Annual Return [Line Items]
Average Annual Return, Percent	3.44%	3.32%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%		14.15%	14.12%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%		14.15%	14.12%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%		14.15%		13.74%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%		14.15%	14.12%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%		14.15%	14.12%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	13.59%		14.15%	14.12%
NACC2 Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.64%	3.99%
NACC2 Index: S&P 0-7 Year National AMT-Free Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 0-7 Year National AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.51%	3.38%